Accounts Receivable - Summary of Accounts Receivable (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of accounts receivable [line items]
Accounts receivable	€ 7,260	€ 7,216	[1]	€ 7,311	[1]
Gross value [member]
Disclosure of accounts receivable [line items]
Accounts receivable	7,430	7,405		7,506
Allowances [member]
Disclosure of accounts receivable [line items]
Accounts receivable	€ 170	€ 189		€ 195

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).